Risk Management Activities - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral paid (Note 15)	$ 42	$ 105
Financial assets pledged as collateral for liabilities or contingent liabilities	3	17
Derivative, contingent feature, additional collateral requirement	51	120
Asset-backed debt instruments held	920
Debt instruments held	1,217
Commodity Price Risk - Proprietary Trading [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	2	$ 5
Commodity Price Risk - Generation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	18	16
Commodity Price Risk - Generation - Mark To Market Value [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	13	$ 5
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	$ 112	$ 120